Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2019
Prospectus Date	rr_ProspectusDate	Mar. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES
(the “Trust”)
Tortoise MLP & Pipeline Fund
Tortoise Select Opportunity Fund
(together, the “Funds”)
Supplement dated November 15, 2019 to the Prospectus dated March 30, 2019

Effective November 15, 2019, the Funds are reducing the front-end sales charges applicable to the sale of A Class shares.
The fees and expenses table and expense example on page 1 of the Prospectus is revised as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees (fees paid directly from your investment)	A Class	Institutional Class	C Class	T Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00(2)	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A Class	Institutional Class	C Class	T Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.08(3)
Total Annual Fund Operating Expenses	1.18%	0.93%	1.93%	1.18%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

(3)	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Class	$664	$904	$1,163	$1,903
Institutional Class	$95	$296	$515	$1,143
C Class	$296	$606	$1,042	$2,254
T Class	$367	$615	$883	$1,646

The Performance disclosure starting on page 6 of the Prospectus is revised as follows:
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2016 19.66%	Q3 2015 -24.73%

Average Annual Total Returns for the periods ended December 31, 2018(1)
	One Year	Five Years	Since Inception (May 31, 2011)
Institutional Class
Return Before Taxes	-15.14%	-3.07%	4.54%
Return After Taxes on Distributions	-15.45%	-3.75%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares	-8.73%	-2.23%	3.62%
A Class
Return Before Taxes	-20.11%	-4.43%	3.46%
C Class (2)
Return Before Taxes	-16.78%	-4.02%	3.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	10.86%
Tortoise North American Pipeline IndexSM (3) (reflects no deduction for fees, expenses or taxes)	-10.49%	0.22%	5.78%

(1)
No returns are shown for T Class Shares since T Class Shares are not currently available for purchase. Average annual total returns for T Class Shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would be invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.

(2)
The Fund offers multiple classes of shares.  The Institutional and A Class commenced operations on May 31, 2011 and C Class commenced operations on September 19, 2012.  Performance shown prior to inception of the C Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to C Class.

(3)	The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.

The fees and expenses table and expense example on page 8 of the Prospectus is revised as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees (fees paid directly from your investment)	A Class	Institutional Class	C Class	T Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00%(2)	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A Class	Institutional Class	C Class	T Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%
Other Expenses	0.60%	0.55%	0.59%	0.60%(3)
Total Annual Fund Operating Expenses	1.70%	1.40%	2.44%	1.70%
Less: Expenses Reimbursement (4)	(0.35)%	(0.30)%	(0.34)%	(0.35)%
Total Annual Fund Operating Expenses After Expenses Reimbursement (4)	1.35%	1.10%	2.10%	1.35%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(3)	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.

(4)
Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of the recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least March 31, 2020.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Class	$680	$1,024	$1,391	$2,421
Institutional Class	$112	$414	$737	$1,654
C Class	$313	$728	$1,270	$2,751
T Class	$384	$739	$1,118	$2,180

The Performance disclosure starting on page 13 of the Prospectus is revised as follows:
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly return during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).
Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2014 14.14%	Q4 2018 -26.49%

Average Annual Total Returns for the periods ended December 31, 2018(1)
	One Year	Five Years	Since Inception (September 30, 2013)
Institutional Class
Return Before Taxes	-24.19%	-6.69%	-5.49%
Return After Taxes on Distributions	-24.19%	-6.75%	-5.61%
Return After Taxes on Distributions and Sale of Fund Shares	-14.32%	-4.91%	-4.06%
A Class
Return Before Taxes	-28.56%	-7.99%	-6.74%
C Class
Return Before Taxes	-25.59%	-7.61%	-6.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	10.15%
S&P Energy Select Sector® Index (reflects no deduction for fees, expenses or taxes)	-18.09%	-5.65%	-4.12%

(1)
No returns are shown for T Class Shares since T Class Shares are not currently available for purchase. Average annual total returns for T Class Shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.

Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Prospectus for future reference.
Tortoise MLP & Pipeline Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise MLP & Pipeline Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-822-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tortoiseadvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2016 19.66%	Q3 2015 -24.73%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Tortoise MLP & Pipeline Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Tortoise MLP & Pipeline Fund | Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(10.49%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
Tortoise MLP & Pipeline Fund | A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TORTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,903
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(20.11%)
5 Years	rr_AverageAnnualReturnYear05	(4.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Tortoise MLP & Pipeline Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TORIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Annual Return 2012	rr_AnnualReturn2012	9.58%
Annual Return 2013	rr_AnnualReturn2013	28.60%
Annual Return 2014	rr_AnnualReturn2014	11.66%
Annual Return 2015	rr_AnnualReturn2015	(35.80%)
Annual Return 2016	rr_AnnualReturn2016	42.12%
Annual Return 2017	rr_AnnualReturn2017	(1.03%)
Annual Return 2018	rr_AnnualReturn2018	(15.14%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.14%)
5 Years	rr_AverageAnnualReturnYear05	(3.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Tortoise MLP & Pipeline Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.45%)
5 Years	rr_AverageAnnualReturnYear05	(3.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Tortoise MLP & Pipeline Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.73%)
5 Years	rr_AverageAnnualReturnYear05	(2.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Tortoise MLP & Pipeline Fund | C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TORCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,254
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	(16.78%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(4.02%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[4]
Tortoise MLP & Pipeline Fund | T Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 367
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Tortoise Select Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise Select Opportunity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 42.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	3/31/2020
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Following the bar chart is the Fund’s highest and lowest quarterly return during the periods shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market and a more specialized sector index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-822-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tortoiseadvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2014 14.14%	Q4 2018 -26.49%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one year period for the C Class.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Tortoise Select Opportunity Fund | S&P 500® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Tortoise Select Opportunity Fund | S&P Energy Select Sector® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P Energy Select Sector® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.09%)
5 Years	rr_AverageAnnualReturnYear05	(5.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Tortoise Select Opportunity Fund | A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOPTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[6]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,421
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(28.56%)
5 Years	rr_AverageAnnualReturnYear05	(7.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Tortoise Select Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,654
Annual Return 2014	rr_AnnualReturn2014	(6.65%)
Annual Return 2015	rr_AnnualReturn2015	(17.70%)
Annual Return 2016	rr_AnnualReturn2016	28.03%
Annual Return 2017	rr_AnnualReturn2017	(5.14%)
Annual Return 2018	rr_AnnualReturn2018	(24.19%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(24.19%)
5 Years	rr_AverageAnnualReturnYear05	(6.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Tortoise Select Opportunity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(24.19%)
5 Years	rr_AverageAnnualReturnYear05	(6.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.61%)
Tortoise Select Opportunity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(14.32%)
5 Years	rr_AverageAnnualReturnYear05	(4.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.06%)
Tortoise Select Opportunity Fund | C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.10%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	728
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,751
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(25.59%)
5 Years	rr_AverageAnnualReturnYear05	(7.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Tortoise Select Opportunity Fund | T Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%	[7]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 384
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180

[1]	The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.
[2]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[3]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.
[4]	The Fund offers multiple classes of shares. The Institutional and A Class commenced operations on May 31, 2011 and C Class commenced operations on September 19, 2012. Performance shown prior to inception of the C Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to C Class.
[5]	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.
[6]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[7]	Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of the recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least March 31, 2020.
[8]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[9]	Other Expenses for T Class shares are based on estimated amounts for the current fiscal year.